T. ROWE PRICE Spectrum Diversified Equity Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
12/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
9/30/24
(Cost and value in $000s)
EQUITY FUNDS 99.9%
T. Rowe Price Funds:
Value Fund  398,494 89,086 15,943 11,064,927 550,370
U.S. Large-Cap Core Fund  445,034 39,387 39,738 12,114,379 531,458
Equity Income Fund  401,281 33,243 7,308 12,619,314 483,572
Blue Chip Growth Fund (2) 409,166 207 31,826 2,440,267 476,267
Dividend Growth Fund  449,733 5,744 38,593 5,737,624 472,608
Growth Stock Fund  404,302 207 25,419 4,281,548 462,108
Mid-Cap Growth Fund  151,155 16,618 5,345 1,605,248 178,343
Mid-Cap Value Fund  138,960 3,973 4,593 4,407,731 161,543
International Value Equity Fund  186,941 8,748 45,371 8,216,682 153,405
International Stock Fund  185,361 2,845 31,365 6,807,357 146,903
Small-Cap Value Fund  134,033 65 14,530 2,240,116 130,173
New Horizons Fund (2) 117,896 2,945 12,014 1,947,969 115,826
Real Assets Fund  244,750 11,753 156,816 6,957,017 109,851
Equity Income ETF  – 66,849 – 1,650,001 68,921
International Discovery Fund  78,266 41 21,435 892,699 64,899
Emerging Markets Stock Fund  75,862 40 24,947 1,625,812 59,716
Growth Stock ETF  – 45,804 – 1,225,001 46,142
Dividend Growth ETF  – 44,317 – 1,125,001 46,080
Blue Chip Growth ETF (2) – 35,128 – 900,001 35,676
Total Equity Funds (Cost $2,003,188) 4,293,861
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds  0.1%
T. Rowe Price U.S. Treasury
Money Fund, 4.96% (3) – 194,336 192,117 2,218,829 2,219
Total Short-Term Investments (Cost $2,219) 2,219
Total Investments in Securities 100.0%
(Cost $2,005,407) $ 4,296,080
Other Assets Less Liabilities (0.0)% (1,937)
Net Assets 100.0% $ 4,294,143

T. ROWE PRICE Spectrum Diversified Equity Fund

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition Fund and ETFs, if held, which are single class funds. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
ETF Exchange-Traded Fund

T. ROWE PRICE Spectrum Diversified Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Blue Chip Growth ETF  $ — $ 548 $ —
Blue Chip Growth Fund  12,751 98,720 —
Dividend Growth ETF  — 1,763 151
Dividend Growth Fund  13,415 55,724 5,515
Emerging Markets Stock Fund  (4,756) 8,761 —
Equity Income ETF  — 2,072 346
Equity Income Fund  72 56,356 8,768
Growth Stock ETF  — 338 —
Growth Stock Fund  8,144 83,018 —
International Discovery Fund  1,302 8,027 —
International Stock Fund  31,221 (9,938) —
International Value Equity Fund  25,148 3,087 —
Mid-Cap Growth Fund  214 15,915 —
Mid-Cap Value Fund  763 23,203 —
New Horizons Fund  (2,335) 6,999 —
Real Assets Fund  14,850 10,164 —
Small-Cap Value Fund  3,284 10,605 —
U.S. Large-Cap Core Fund  10,202 86,775 —
Value Fund  (5) 78,733 —
U.S. Treasury Money Fund, 4.96% — — 39
Totals $ 114,270# $ 540,870 $ 14,819+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $14,819 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum Diversified Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Diversified Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Diversified Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On September 30, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F89-054Q3 09/24